Fair Value - Additional Information (Detail) - JPY (¥) ¥ in Billions	6 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Mar. 31, 2017
Fair Value, Estimate Not Practicable, Financial Statement Captions [Line Items]
Carrying amounts of other equity interests of which fair value is not readily determinable	¥ 243		¥ 308
Senior borrowings and bonds
Fair Value, Estimate Not Practicable, Financial Statement Captions [Line Items]
The differences between the aggregate fair value and aggregate unpaid principal balance of the notes for which the fair value option has been elected	8		¥ 36
Net unrealized gains (losses) resulting from changes in fair values of the notes	¥ (28)	¥ 2
Investment funds
Fair Value, Estimate Not Practicable, Financial Statement Captions [Line Items]
Underlying assets, estimated remaining liquidation period	10 years
Long-term debt
Fair Value, Estimate Not Practicable, Financial Statement Captions [Line Items]
Fair value of liabilities transferred into Level 3	¥ 1
Fair value of liabilities transferred out of Level 3	10	12
Trading securities sold, not yet purchased
Fair Value, Estimate Not Practicable, Financial Statement Captions [Line Items]
Fair value of liabilities transferred into Level 3		1
Trading securities
Fair Value, Estimate Not Practicable, Financial Statement Captions [Line Items]
Fair value of assets transferred into Level 3	123	280
Fair value of assets transferred out of Level 3	240	¥ 2
Available-for-sale securities
Fair Value, Estimate Not Practicable, Financial Statement Captions [Line Items]
Fair value of assets transferred into Level 3	15
Fair value of assets transferred out of Level 3	¥ 29